Earnings (loss) per Share - Computation of basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (22,268)	$ (13,290)
Weighted-average shares outstanding, basic and diluted
Basic - Common Stock	6,257,476	5,292,384
Diluted - Common Stock	6,257,476	5,292,384
Basic Net loss per share attributable to common stockholders	$ (3.56)	$ (2.51)
Diluted Net loss per share attributable to common stockholders	$ (3.56)	$ (2.51)